Commitments and Contingencies (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Future minimum lease obligations
Remainder of 2022	$ 111,290
2023	274,210	$ 370,493,000
2024	103,165	76,725,000
2025	48,029	66,427,000
2026	2,425	59,157,000
2026		4,669,000
Total	$ 539,119	$ 577,471,000